Summary of Significant Accounting Policies and Practices (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Jun. 30, 2025 HKD ($)	Jan. 31, 2022 USD ($)
Summary of Significant Accounting Policies and Practices [Line Items]
Grant credit terms	90 days
Allowance for expected credit losses	$ 323,511	$ 323,511	$ 13,864	$ 326,813
Principal and bearing a fixed interest	30	30			$ 231
Unrealized investment loss and gain	(276)		255
Interest income	541		68
Investment fair value	5,694	$ 5,694		$ 6,029
Closing price (in Dollars per share) | $ / shares		$ 8.89		$ 9.32
Deferred offering cost				$ 620,193
Government subsidies	17,054
Deferred government subsidy	$ 38,325	$ 38,325		38,716
Salary income percentage	5.00%	5.00%			5.00%
Income amount	$ 7,825		6,659
Investments in Marketable Equity Securities [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Unrealized investment loss and gain			255
Interest income	541		$ 68
HONG KONG
Summary of Significant Accounting Policies and Practices [Line Items]
Deferred government subsidy	38,325	$ 38,325		$ 38,716		$ 38,536
Employee Benefit Plan [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Income amount	$ 3,822